Stock-Based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Options [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	4,525,205	8,118,955
Granted	1,316,960	1,502,000
Exercised		(470,000)
Expired or canceled, during the period	(750,000)	(4,515,000)
Forfeited, Number of Options/Warrants	(295,500)	(110,750)
Ending Balance, Number of Options/Warrants	4,796,665	4,525,205
Options/Warrants exercisable	1,967,478	2,171,614
Beginning Balance, Weighted Average Exercise Price	$ 0.97	$ 0.41
Granted, Weighted Average Exercise Price	$ 0.57	$ 1.41
Exercised, Weighted Average Exercise Price		$ 0.64
Expired or canceled, during the period, Weighted Average Exercise Price	$ 1.08	$ 0.13
Forfeited, Weighted Average Exercise Price	$ 1.04	$ 0.97
Ending Balance, Weighted Average Exercise Price	$ 0.84	$ 0.97
Exercisable, Weighted Average Exercise Price	$ 0.78	$ 0.73
Non-employee Stock Option [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	900,000	530,000
Granted	50,000	400,000
Exercised		(300,000)
Expired or canceled, during the period	(750,000)
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	200,000	900,000
Options/Warrants exercisable	150,000	525,000
Beginning Balance, Weighted Average Exercise Price	$ 1.08	$ 0.94
Granted, Weighted Average Exercise Price	$ 0.54	$ 1.21
Exercised, Weighted Average Exercise Price		$ 0.33
Expired or canceled, during the period, Weighted Average Exercise Price	$ 1.08
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 0.93	$ 1.08
Exercisable, Weighted Average Exercise Price	$ 1.06	$ 0.99
Unvested Stock Options [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	2,353,591	1,885,955
Granted	1,316,960	1,502,000
Vested	(265,864)
Expired or canceled, during the period	(300,000)	(923,614)
Forfeited, Number of Options/Warrants	(275,500)	(110,750)
Ending Balance, Number of Options/Warrants	2,829,187	2,353,591
Beginning Balance, Weighted Average Exercise Price	$ 0.99	$ 0.54
Granted, Weighted Average Exercise Price	$ 0.56	$ 1.26
Vested	$ 1.00
Expired or canceled, during the period, Weighted Average Exercise Price	$ 1.21	$ 0.55
Forfeited, Weighted Average Exercise Price	$ 0.70	$ 0.68
Ending Balance, Weighted Average Exercise Price	$ 0.77	$ 0.99